The changes in the lease liabilities are as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances at December 31, 2020	R$ 227	R$ 288
Addition	11	6
Disposals (contracts terminated)	(5)	(10)
Accrued interest (1)	27	29
Payment of principal portion of lease liability	(70)	(84)
Payment of interest	(3)	(4)	R$ (5)
Remeasurement (2)	57	2
Balances at December 31, 2021	244	227	R$ 288
Current liabilities	62	R$ 6
Non-current liabilities	R$ 182